Intangible Asset (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	€ 1,585	€ 339	€ 439
Additions	490	1,730	101
Amortization	(841)	(484)	(201)
Intangible assets, Ending balance	1,234	1,585	339
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	6,478	4,748	4,647
Intangible assets, Ending balance	6,968	6,478	4,748
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	(4,893)	(4,409)	(4,208)
Intangible assets, Ending balance	(5,734)	(4,893)	(4,409)
Patent [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	80	87	94
Additions		0	0
Amortization	(7)	(7)	(7)
Intangible assets, Ending balance	72	80	87
Patent [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	2,174	2,174	2,174
Intangible assets, Ending balance	2,174	2,174	2,174
Patent [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	(2,094)	(2,087)	(2,080)
Intangible assets, Ending balance	(2,102)	(2,094)	(2,087)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	1,505	252	345
Additions	490	1,730	101
Amortization	(833)	(477)	(194)
Intangible assets, Ending balance	1,162	1,505	252
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	4,304	2,574	2,473
Intangible assets, Ending balance	4,794	4,304	2,574
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	(2,799)	(2,322)	(2,128)
Intangible assets, Ending balance	€ (3,632)	€ (2,799)	€ (2,322)